UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/11



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  33 Atlantic Avenue  Suite A

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          1745 Merrick Avenue

       ------------------------------

          Suite #21A

       ------------------------------

          N Merrick, NY  11566

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian, CFA

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Christian, CFA       Marblehead,MA   01/24/12

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                  -------


Form 13F Information Table Entry Total:   57

                                        -------


Form 13F Information Table Value Total:  $99,211
                                        --------
                                       (thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101    18226   223006 SH       SOLE                   223006
ABBOTT LABS COM                COM              002824100      225     4000 SH       SOLE                     4000
ALLERGAN INC                   COM              018490102     2143    24425 SH       SOLE                    24425
AMAZON COM INC  COM            COM              023135106     1906    11010 SH       SOLE                    11010
APPLE INC                      COM              037833100     6482    16006 SH       SOLE                    16006
ARUBA NETWORKS INC             COM              043176106     1358    73350 SH       SOLE                    73350
BAIDU INC SPON ADR             COM              056752108     1051     9025 SH       SOLE                     9025
BHP BILLITON LTD     ADR       COM              088606108     1093    15475 SH       SOLE                    15475
BIOGEN INC COM                 COM              09062X103     1887    17145 SH       SOLE                    17145
BP PRUDHOE BAY ROYAL TRUST     COM              055630107      228     2000 SH       SOLE                     2000
CELGENE CORP  COM              COM              151020104     1719    25425 SH       SOLE                    25425
CHESAPEAKE ENERGY OKLA         COM              165167107     1171    52550 SH       SOLE                    52550
CITIGROUP INC COM NEW          COM              172967424      757    28760 SH       SOLE                    28760
CLIFFS NATURAL RESOURCES, INC. COM              18683K101     1334    21400 SH       SOLE                    21400
COACH INC                      COM              189754104     1798    29450 SH       SOLE                    29450
CSX CORP                       COM              126408103     1769    83985 SH       SOLE                    83985
CUMMINS INC          COM       COM              231021106     1120    12730 SH       SOLE                    12730
CVS CAREMARK CORP              COM              126650100     1442    35350 SH       SOLE                    35350
DU PONT E I DE NEMOURS         COM              263534109     1513    33040 SH       SOLE                    33040
E M C CORPORATION MASS         COM              268648102     2109    97900 SH       SOLE                    97900
EXXON MOBIL CORP     COM       COM              30231g102     2883    34009 SH       SOLE                    34009
F5 NETWORKS INC      COM       COM              315616102     1459    13750 SH       SOLE                    13750
FEDEX CORP DELAWARE  COM       COM              31428x106      253     3025 SH       SOLE                     3025
FORD MOTOR COMPANY             COM              345370860      809    75150 SH       SOLE                    75150
FREEPRT-MCMRAN CPR & GLD       COM              35671d857     1205    32755 SH       SOLE                    32755
GENERAL ELECTRIC               COM              369604103     1405    78450 SH       SOLE                    78450
GLACIER BANCORP, INC           COM              37637Q105      192    15919 SH       SOLE                    15919
GOOGLE INC CL A                COM              38259p508     2203     3411 SH       SOLE                     3411
HOME DEPOT INC                 COM              437076102     1906    45329 SH       SOLE                    45329
INTEL CORP                     COM              458140100     1735    71550 SH       SOLE                    71550
INTL BUSINESS MACHINES  CORP I COM              459200101     3033    16495 SH       SOLE                    16495
JOHNSON AND JOHNSON  COM       COM              478160104      554     8450 SH       SOLE                     8450
KEYCORP NEW COM                COM              493267108       92    12000 SH       SOLE                    12000
LAUDER ESTEE COS INC A         COM              518439104     1974    17575 SH       SOLE                    17575
MCDONALDS CORP       COM       COM              580135101     4265    42510 SH       SOLE                    42510
MICROSOFT CORP                 COM              594918104     1976    76099 SH       SOLE                    76099
NETSUITE, INC.                 COM              64118q107     1518    37425 SH       SOLE                    37425
NIKE INC CL B                  COM              654106103     2126    22060 SH       SOLE                    22060
PFIZER INC                     COM              717081103     1987    91800 SH       SOLE                    91800
PNC FINANCIAL SERVICES GROUP   COM              693475105      577    10000 SH       SOLE                    10000
POTASH CORP SASKATCHEWAN       COM              73755l107     1368    33150 SH       SOLE                    33150
PROCTER & GAMBLE CO            COM              742718109      887    13300 SH       SOLE                    13300
QUALCOMM INC COM               COM              747525103     1924    35175 SH       SOLE                    35175
RIVERBED TECHNOLOGY INC COM    COM              768573107     1556    66205 SH       SOLE                    66205
SALESFORCE COM INC             COM              79466l302      819     8070 SH       SOLE                     8070
SCHLUMBERGER LTD               COM              806857108     1460    21376 SH       SOLE                    21376
SKYWORKS SOLUTIONS INC         COM              83088m102      612    37760 SH       SOLE                    37760
ST JUDE MEDICAL INC            COM              790849103     1121    32670 SH       SOLE                    32670
STARBUCKS CORP                 COM              855244109     1578    34300 SH       SOLE                    34300
TASKER PRODUCTS CORP.          COM              87652D109        0    10000 SH       SOLE                    10000
UTIX GROUP INC                 COM              918032202        0    33515 SH       SOLE                    33515
VERIZON COMMUNICATNS COM       COM              92343v104      385     9600 SH       SOLE                     9600
VISA INC CL A SHRS             COM              92826c839     1647    16225 SH       SOLE                    16225
VMWARE, INC.                   COM              928563402     1624    19520 SH       SOLE                    19520
XCEL ENERGY INC                COM              98389b100      293    10600 SH       SOLE                    10600
YUM BRANDS INC                 COM              988498101     2193    37155 SH       SOLE                    37155
QWEST CORP SENIOR NOTES        PFD              74913G303      264    10000 SH       SOLE                    10000